Earnings per share	9 Months Ended
Sep. 30, 2018
Earnings per share [abstract]
Earnings per share
Earnings per share

	For the three months ended September 30,		For the nine months ended September 30,
	2018	2017	2018	2017
Basic earnings per share
Profit for the period	36.3	41.9	129.7	109.2
Weighted average Ordinary Shares and Founder Preferred Shares (basic) in millions	175.6	172.4	175.6	179.2
Basic earnings per share	€0.21	€0.24	€0.74	€0.61
The weighted average ordinary shares in 2018 includes the January 2, 2018 issuance of the Founder Preferred Shares Annual Dividend Amount as set out in Note 17.

	For the three months ended September 30,		For the nine months ended September 30,
	2018	2017	2018	2017
	€m	€m	€m	€m
Diluted earnings per share
Profit for the period	36.3	41.9	129.7	109.2
Weighted average Ordinary Shares and Founder Preferred Shares (diluted) in millions	175.7	172.4	175.6	179.2
Diluted earnings per share	€0.21	€0.24	€0.74	€0.61

For the three months and nine months period ended September 30, 2018, the number of shares in the diluted earnings per share calculation has been adjusted by 44,272 for the dilutive impact of the 2018 Non-Executive Restricted Stock Awards that the Company are obligated to issue in 2019 (53,498 for the three months and nine months period ended September 30, 2017 for the dilutive impact of the 2017 Non-Executive Restricted Stock Awards that the Company issued in 2018). Refer to Note 15 for further details. There is no adjustment to the profit for the period. The Ordinary shares that could be issued to settle the Founder Preferred Shares Annual Dividend Amount are potentially dilutive, but as set out in Note 17, the Founder Preferred Shares Annual Dividend Amount is determined with reference to the Dividend Determination Period of a financial year, i.e. the last ten consecutive trading days of 2018.